Earnings and Dividends Per Common Share, Earnings Per Common Share Calculations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Common Share [Abstract]
Wells Fargo net income (loss)	$ 19,722	$ 19,142	$ 13,677
Preferred stock dividends and other	1,116	1,160	1,115
Wells Fargo net income (loss) applicable to common stock	$ 18,606	$ 17,982	$ 12,562
Earnings per common share
Average common shares outstanding (denominator) (in shares)	3,426.1	3,688.3	3,805.2
Per share (in dollars per share)	$ 5.43	$ 4.88	$ 3.30
Diluted earnings per common share
Average common shares outstanding (in shares)	3,426.1	3,688.3	3,805.2
Diluted average common shares outstanding (denominator) (in shares)	3,467.6	3,720.4	3,837.0
Per share (in dollars per share)	$ 5.37	$ 4.83	$ 3.27
Restricted share rights [Member] | Treasury stock method [Member]
Diluted earnings per common share
Add: Restricted share rights (in shares)	41.5	32.1	31.8